UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2014 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--1.3%
Lear	75,700		6,337,604
Banks--3.9%
Comerica	97,700		5,060,860
Fifth Third Bancorp	101,900		2,338,605
KeyCorp	242,300		3,450,352
Regions Financial	110,000		1,222,100
SunTrust Banks	152,700		6,075,933
			18,147,850
Capital Goods--10.2%
AECOM Technology	125,300	a	4,030,901
AGCO	81,100		4,473,476
Hexcel	86,000	a	3,744,440
L-3 Communications Holdings	41,000		4,844,150
Lennox International	79,900		7,263,709
Lincoln Electric Holdings	86,200		6,207,262
Masco	302,200		6,711,862
Oshkosh	36,200		2,131,094
Rockwell Automation	29,700		3,699,135
Valmont Industries	7,500		1,116,300
WABCO Holdings	34,000	a	3,589,040
			47,811,369
Consumer Durables & Apparel--4.5%
Deckers Outdoor	47,800	a	3,811,094
Hanesbrands	100,100		7,655,648
PulteGroup	111,200		2,133,928
Whirlpool	49,300		7,368,378
			20,969,048
Consumer Services--3.7%
Bally Technologies	78,200	a	5,182,314
Starwood Hotels & Resorts
Worldwide	56,100	b	4,465,560
Wyndham Worldwide	105,100		7,696,473
			17,344,347
Diversified Financials--6.4%
Affiliated Managers Group	800	a	160,040
Moody's	101,500		8,050,980
SLM	275,500		6,744,240
T. Rowe Price Group	95,700		7,880,895
Waddell & Reed Financial, Cl. A	101,700		7,487,154
			30,323,309
Energy--7.7%
Chesapeake Energy	285,700		7,319,634
Denbury Resources	304,100		4,987,240
Dril-Quip	62,800	a	7,039,880
EQT	78,500		7,612,145
Kosmos Energy	34,900	a	383,900
Marathon Petroleum	41,100		3,577,344
SM Energy	73,000		5,204,170
			36,124,313
Food & Staples Retailing--2.0%
Kroger	201,100		8,778,015
SUPERVALU	87,400	a	597,816
			9,375,831

Food, Beverage & Tobacco--4.9%
Bunge	48,100		3,824,431
Hershey	24,500		2,557,800
Hillshire Brands	169,500		6,315,570
J.M. Smucker	31,300		3,043,612
Keurig Green Mountain	14,100		1,488,819
Tootsie Roll Industries	25,647	c	767,871
Tyson Foods, Cl. A	114,200		5,025,942
			23,024,045
Health Care Equipment & Services--4.9%
Boston Scientific	290,200	a	3,923,504
C.R. Bard	26,100		3,862,278
CareFusion	69,000	a	2,775,180
Cigna	18,500		1,549,005
Health Net	65,100	a	2,214,051
Hill-Rom Holdings	80,200		3,090,908
ResMed	129,600	c	5,791,824
			23,206,750
Household & Personal Products--2.0%
Avon Products	172,400		2,523,936
Energizer Holdings	67,300		6,779,802
			9,303,738
Insurance--2.4%
Everest Re Group	14,800		2,265,140
Principal Financial Group	41,000		1,885,590
XL Group	225,300		7,040,625
			11,191,355
Materials--5.5%
Commercial Metals	190,900		3,604,192
International Flavors & Fragrances	76,700		7,337,889
Packaging Corporation of America	50,400		3,546,648
Scotts Miracle-Gro, Cl. A	105,100		6,440,528
Worthington Industries	135,600		5,186,700
			26,115,957
Pharmaceuticals, Biotech & Life Sciences--8.1%
Agilent Technologies	139,600		7,806,432
Charles River Laboratories
International	81,100	a	4,893,574
Covance	62,300	a	6,472,970
Endo International	38,300	a	2,629,295
Illumina	800	a	118,928
Mettler-Toledo International	29,200	a	6,881,856
Salix Pharmaceuticals	8,000	a	828,880
United Therapeutics	66,100	a	6,215,383
Zoetis	71,900		2,080,786
			37,928,104
Real Estate--5.0%
CBL & Associates Properties	249,100	b	4,421,525
Corrections Corporation of America	195,679	b	6,128,666
Crown Castle International	43,900		3,238,942
Forest City Enterprises, Cl. A	70,900	a	1,354,190
HCP	163,600	b	6,346,044
Kimco Realty	37,900	b	829,252
Potlatch	14,700	b	568,743
Weyerhaeuser	14,700	b	431,445
			23,318,807
Retailing--8.0%
Bed Bath & Beyond	109,200	a	7,512,960
GameStop, Cl. A	114,200	c	4,693,620
Gap	139,200		5,576,352

Macy's	83,600		4,956,644
O'Reilly Automotive	54,000	a	8,013,060
PetSmart	99,900		6,882,111
			37,634,747
Semiconductors & Semiconductor Equipment--1.7%
International Rectifier	66,000	a	1,808,400
LSI	42,000		464,940
Micron Technology	252,500	a	5,974,150
			8,247,490
Software & Services--10.0%
ANSYS	50,400	a	3,881,808
CA	186,000		5,760,420
DST Systems	66,800		6,331,972
FactSet Research Systems	60,700	c	6,544,067
Fiserv	92,500	a	5,243,825
Intuit	110,100		8,558,073
Mentor Graphics	7,900		173,958
NeuStar, Cl. A	63,500	a	2,064,385
Symantec	315,200		6,294,544
VeriSign	37,300	a	2,010,843
			46,863,895
Technology Hardware & Equipment--3.5%
Harris	10,500		768,180
NetApp	192,300		7,095,870
SanDisk	105,000		8,524,950
			16,389,000
Transportation--.4%
Matson	70,400		1,738,176
Utilities--3.7%
AES	94,600		1,350,888
Edison International	68,200		3,860,802
IDACORP	48,200		2,673,654
Pinnacle West Capital	36,100		1,973,226
UGI	9,300		424,173
Wisconsin Energy	150,100		6,987,155
			17,269,898
Total Common Stocks
(cost $388,762,650)			468,665,633

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,198,278)	1,198,278	[d]	1,198,278
Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,705,208)	12,705,208	[d]	12,705,208
Total Investments (cost $402,666,136)	102.7%		482,569,119
Liabilities, Less Cash and Receivables	(2.7%)		(12,786,776)
Net Assets	100.0%		469,782,343

a	Non-income producing security.

b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $12,620,904 and the value of the collateral held by the fund was $12,705,208.
d Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $79,902,983 of which $88,155,853 related to appreciated investment securities and $8,252,870 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.2
Software & Services	10.0
Pharmaceuticals, Biotech & Life Sciences	8.1
Retailing	8.0
Energy	7.7
Diversified Financials	6.4
Materials	5.5
Real Estate	5.0
Food, Beverage & Tobacco	4.9
Health Care Equipment & Services	4.9
Consumer Durables & Apparel	4.5
Banks	3.9
Consumer Services	3.7
Utilities	3.7
Technology Hardware & Equipment	3.5
Money Market Investments	2.9
Insurance	2.4
Food & Staples Retailing	2.0
Household & Personal Products	2.0
Semiconductors & Semiconductor Equipment	1.7
Automobiles & Components	1.3
Transportation	.4
102.7

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	468,665,633	-	-	468,665,633
Mutual Funds	13,903,486	-	-	13,903,486

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)